Related Party (Details Narrative) - USD ($)															9 Months Ended	12 Months Ended
	Dec. 11, 2017	Oct. 02, 2017	Oct. 01, 2017	Sep. 11, 2017	Aug. 08, 2017	Jul. 05, 2017	Jul. 04, 2017	Jul. 04, 2017	Jul. 02, 2017	May 02, 2017	Jan. 26, 2017	Jan. 22, 2017	Sep. 02, 2016	Mar. 02, 2016	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016
Shares issued for services, shares	1,500,000
Fair value of issued common stock																$ (200,760)	$ (339,000)
Compensation expenses																2,744,884	431,500
Stock issued during period, shares						1,265,411			632,706
Stock issued during period values																808,000	298,850
Officer compensation expense															$ 175,673	650,786
Officer balance owed																$ 113,393	$ 31,343
CFO [Member]
Shares issued for services, shares	100,000		157,091	150,000
Fair value of issued common stock	$ 9,500			$ 15,000
CFO [Member] | Mr. Lawrence [Member]
Compensation expenses		$ 12,960
Stock issued during period, shares		157,091
CFO Geoffrey Lawrence [Member]
Stock issued during period acquisitions, shares					2,000,000
Stock option exercise price per share					$ 0.17
Stock based volatility rate					273.00%
Call option per share					$ 0.0894
Stock issued during period acquisitions, value					$ 178,765
Mr. Lawrence CFO/CCO[Member]
Fair value of issued common stock								$ 42,200
Stock issued during period, shares								250,000
Stock issued during period values								$ 42,200
CEO Mark Bradley [Member]
Stock issued during period acquisitions, shares							1,750,000
Stock option exercise price per share							$ 0.17	$ 0.17
Stock based volatility rate							226.00%
Call option per share							$ 0.1409	0.1409
Stock issued during period acquisitions, value							$ 246,621
Michael Berk [Member]
Stock issued during period acquisitions, shares							1,750,000
Stock option exercise price per share							$ 0.17	0.17
Stock based volatility rate							226.00%
Call option per share							$ 0.1409	0.1409
Stock issued during period acquisitions, value							$ 246,621
CEO [Member]
Shares issued for services, shares												2,000,000	20,400,000
Fair value of issued common stock												$ 34,600
Stock issued during period, shares											14,000,000
Stock issued during period values											$ 350,000
Number of common shares issued in satisfaction of unpaid compensation													20,400,000
Value of common shares in satisfaction of unpaid compensation													$ 102,000
CEO [Member] | Warrant [Member]
Stock issued during period, shares											14,000,000
Warrant exercisable, per share											$ 0.05
CEO [Member] | Common Stock [Member]
Stock issued during period, shares											14,000,000
Mark Bradley [Member] | Series C Preferred Stock [Member]
Compensation expenses														$ 173,250
Preferred stock, shares issued														6,250,000
Unpaid compensation amount														$ 18,750
Value of shares issued in lieu of unpaid compensation														$ 192,000
Brett Pojunis [Member]
Stock issued during period acquisitions, shares							3,000,000
Stock option exercise price per share							$ 0.17	0.17
Stock based volatility rate							226.00%
Call option per share							$ 0.1409	$ 0.1409
Stock issued during period acquisitions, value							$ 422,779
Board of Directors [Member]
Stock issued during period acquisitions, shares										2,000,000
Stock option exercise price per share										$ 0.07
Stock based volatility rate										234.00%
Call option per share										$ 0.0525
Stock issued during period acquisitions, value										$ 105,083
Number of common stock options shares vested										2,000,000
Stock options exercisable date										May 01, 2020
Call option value										$ 105,083
Board of Directors One [Member]
Stock issued during period acquisitions, shares										1,000,000
Stock option exercise price per share										$ 0.07
Stock based volatility rate										234.00%
Call option per share										$ 0.0525
Stock issued during period acquisitions, value										$ 52,542
Number of common stock options shares vested										1,000,000
Stock options exercisable date										May 01, 2020
Call option value										$ 52,542
Three Directors [Member]
Shares issued for services, shares												2,000,000
Fair value of issued common stock												$ 34,600
Three Directors One [Member]
Shares issued for services, shares												3,000,000
Fair value of issued common stock												$ 51,900
Three Directors Two [Member]
Shares issued for services, shares													3,000,000
Fair value of issued common stock													$ 45,000